DEFERRED INCOME TAX (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 155,350	$ 131,407
Deferred tax assets to be recovered within 12 months	69,978	51,084
Deferred tax liabilities to be settled after more than 12 months	(558,890)	(653,503)
Deferred tax liabilities to be settled within 12 months	(58,703)	(52,197)
Deferred tax liability (asset)	$ (392,265)	$ (523,209)	$ (511,456)